Segment and geographic information	6 Months Ended
Sep. 30, 2023
Segment and Geographic Information [Abstract]
Segment and geographic information
15. Segment and geographic information:
Operating segments—
Nomura’s operating management and management reporting are prepared based on the Retail, the Investment Management, and the Wholesale segments. Nomura structures its business segments based upon the nature of its main products and services, its client base and its management structure. Nomura plans to rename its Retail Division as Wealth Management Division, effective April 1, 2024.
The accounting policies for segment information follow U.S. GAAP, except for a part of the impact of unrealized gains/losses on certain investments in equity securities held for operating purposes, which under U.S. GAAP are included in
Income (loss) before income taxes,
but excluded from segment information.
Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “
Other
”, based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.
Business segments’ results are shown in the following tables.
Net interest revenue
is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments’ information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management.

	Millions of yen
	Retail	Investment Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2022
Non-interest revenue	¥142,603	¥35,366	¥406,582	¥57,991	¥642,542
Net interest revenue	1,263	(1,616)	(2,096)	(18,443)	(20,892)

Net revenue	143,866	33,750	404,486	39,548	621,650
Non-interest expenses	133,465	39,911	359,025	41,368	573,769

Income (loss) before income taxes	¥10,401	¥(6,161)	¥45,461	¥(1,820)	¥47,881

Six months ended September 30, 2023
Non-interest revenue	¥188,301	¥76,357	¥387,061	¥47,815	¥699,534
Net interest revenue	2,681	(4,721)	7,876	12,893	18,729

Net revenue	190,982	71,636	394,937	60,708	718,263
Non-interest expenses	138,990	44,794	384,572	45,272	613,628

Income before income taxes	¥51,992	¥26,842	¥10,365	¥15,436	¥104,635

	Millions of yen
	Retail	Investment Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2022
Non-interest revenue	¥71,977	¥27,058	¥214,413	¥25,325	¥338,773
Net interest revenue	503	(887)	(8,914)	(9,702)	(19,000)

Net revenue	72,480	26,171	205,499	15,623	319,773
Non-interest expenses	66,995	20,618	185,310	13,551	286,474

Income before income taxes	¥5,485	¥5,553	¥20,189	¥2,072	¥33,299

Three months ended September 30, 2023
Non-interest revenue	¥97,630	¥49,124	¥205,699	¥(887)	¥351,566
Net interest revenue	1,302	(4,013)	(1,612)	17,840	13,517

Net revenue	98,932	45,111	204,087	16,953	365,083
Non-interest expenses	69,887	21,896	195,823	23,419	311,025

Income (loss) before income taxes	¥29,045	¥23,215	¥8,264	¥(6,466)	¥54,058

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in “
Other.
”

The following table presents the major components of
Income (loss) before income taxes
in “
Other
.”

	Millions of yen
	Six months ended September 30
	2022	2023
Net gain (loss) related to economic hedging transactions	¥(9,709)	¥(5,511)
Realized gain on investments in equity securities held for operating purposes	295	8,217
Equity in earnings of affiliates	26,107	22,731
Corporate items	(1,475)	3,322
Other (1)	(17,038)	(13,323)

Total	¥(1,820)	¥15,436

	Millions of yen
	Three months ended September 30
	2022	2023
Net gain (loss) related to economic hedging transactions	¥98	¥(8,905)
Realized gain on investments in equity securities held for operating purposes	55	26
Equity in earnings of affiliates	9,114	9,013
Corporate items	4,513	1,380
Other (1)	(11,708)	(7,980)

Total	¥2,072	¥(6,466)

(1)	Includes the impact of Nomura’s own creditworthiness.
The table below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported
Net revenue, Non-interest expenses
and
Income before income taxes
in the consolidated statements of income.

	Millions of yen
	Six months ended September 30
	2022	2023
Net revenue	¥621,650	¥718,263
Unrealized gain (loss) on investments in equity securities held for operating purposes	(4,664)	(1,590)

Consolidated net revenue	¥616,986	¥716,673

Non-interest expenses	¥573,769	¥613,628
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥573,769	¥613,628

Income before income taxes	¥47,881	¥104,635
Unrealized gain (loss) on investments in equity securities held for operating purposes	(4,664)	(1,590)

Consolidated income before income taxes	¥43,217	¥103,045

	Millions of yen
	Three months ended September 30
	2022	2023
Net revenue	¥319,773	¥365,083
Unrealized gain (loss) on investments in equity securities held for operating purposes	(1,815)	2,677

Consolidated net revenue	¥317,958	¥367,760

Non-interest expenses	¥286,474	¥311,025
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥286,474	¥311,025

Income before income taxes	¥33,299	¥54,058
Unrealized gain (loss) on investments in equity securities held for operating purposes	(1,815)	2,677

Consolidated income before income taxes	¥31,484	¥56,735

Geographic information—
Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.
The table below presents a geographic allocation of
Net revenue
and
Income (loss) before income taxes
from operations by geographic areas, and
long-lived assets
associated with Nomura’s operations. Net revenue in “Americas” and “Europe” substantially represents Nomura’s operations in the U.S. and the U.K., respectively.
Net revenue
and
Long-lived assets
have been allocated based on transactions with external customers while
Income (loss) before income taxes
have been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Six months ended September 30
	2022	2023
Net revenue (1) :
Americas	¥119,139	¥202,420
Europe	64,064	109,768
Asia and Oceania	41,657	24,030

Subtotal	224,860	336,218
Japan	392,126	380,455

Consolidated	¥616,986	¥716,673

Income (loss) before income taxes:
Americas	¥(43,011)	¥(6,776)
Europe	4,505	(15,125)
Asia and Oceania	23,917	4,459

Subtotal	(14,589)	(17,442)
Japan	57,806	120,487

Consolidated	¥43,217	¥103,045

	Millions of yen
	Three months ended September 30
	2022	2023
Net revenue (1) :
Americas	¥75,057	¥124,978
Europe	35,533	58,817
Asia and Oceania	4,744	8,806

Subtotal	115,334	192,601
Japan	202,624	175,159

Consolidated	¥317,958	¥367,760

Income (loss) before income taxes:
Americas	¥(21,364)	¥13,134
Europe	6,405	(9,182)
Asia and Oceania	15,574	2,546

Subtotal	615	6,498
Japan	30,869	50,237

Consolidated	¥31,484	¥56,735

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen
	March 31, 2023	September 30, 2023
Long-lived assets:
Americas	¥114,946	¥125,946
Europe	53,161	58,850
Asia and Oceania	23,839	32,514

Subtotal	191,946	217,310
Japan	308,941	287,063

Consolidated	¥500,887	¥504,373